UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 13, 2007


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $4,976,715 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
MERICAN INTL GROUP INC		COMMON		026874107  366776  5421673 SH		SOLE			0  4881573  540100
ANHEUSER BUSCH COS INC		COMMON		035229103  208049  4161808 SH		SOLE			0  3711408  450400
AUTOMATIC DATA PROCESSIN	COMMON		053015103  317213  6906437 SH		SOLE			0  6216637  689800
BERKSHIRE HATHAWAY INC B	COMMON		084670207   99911    25281 SH		SOLE			0    23037    2244
COCA COLA CO			COMMON		191216100  337284  5868865 SH		SOLE			0  5277265  591600
DISNEY WALT CO			COM DISNEY	254687106  147800  4297772 SH		SOLE			0  3898640  399132
GANNETT INC			COMMON		364730101  188489  4313259 SH		SOLE			0  3894259  419000
GENERAL ELEC CO			COMMON		369604103  438497 10591722 SH		SOLE			0  9527609 1064113
GOLDMAN SACHS GROUP INC		COMMON		38141G104  387675  1788664 SH		SOLE			0  1612520  176144
INTERNATIONAL BUSINESS M	COMMON		459200101  490172  4161052 SH		SOLE			0  3741452  419600
JOHNSON & JOHNSON		COMMON		478160104  331844  5050900 SH		SOLE			0  4545700  505200
LEGG MASON INC			COMMON		524901105  160480  1903900 SH		SOLE			0  1713900  190000
MICROSOFT CORP			COMMON		594918104  251194  8526600 SH		SOLE			0  7671900  854700
PEPSICO INC			COMMON		713448108  326442  4455942 SH		SOLE			0  4007642  448300
PROCTER & GAMBLE CO		COMMON		742718109  202524  2879220 SH		SOLE			0  2589920  289300
WAL MART STORES INC		COMMON		931142103  331931  7604378 SH		SOLE			0  6843478  760900
WELLS FARGO & CO NEW		COMMON		949746101  390434 10961100 SH		SOLE			0  9869000 1092100
